Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - Customer Relationships - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 143,145	$ 143,145
Accumulated amortization	(75,953)	(71,480)
Net carrying amount	67,192	71,665
Bermuda
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	29,785
Accumulated amortization	(15,009)	(13,579)
Net carrying amount	14,776	16,206
Cayman
Finite-Lived Intangible Assets [Line Items]
Cost	17,728	17,728
Accumulated amortization	(6,773)	(5,672)
Net carrying amount	10,955	12,056
Channel Islands and the UK
Finite-Lived Intangible Assets [Line Items]
Cost	90,069	90,069
Accumulated amortization	(53,279)	(51,435)
Net carrying amount	36,790	38,634
Other
Finite-Lived Intangible Assets [Line Items]
Cost	5,563	5,563
Accumulated amortization	(892)	(794)
Net carrying amount	$ 4,671	$ 4,769